Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Apr. 30, 2019	Jan. 31, 2019	[1]	Jan. 31, 2018	[1]
Non-current assets
Goodwill	£ 1,814	£ 1,814		£ 2,478
Intangible assets	10,397	10,604		14,785
Property, plant and equipment	1,391	1,540		2,067
Non-current assets	13,602	13,958		19,330
Current assets
Trade and other receivables	9,458	13,491		11,087
Current tax receivable	2,277	6,328		4,654
Cash and cash equivalents	28,315	26,858		20,102	[2]
Current assets	40,050	46,677		35,843
Total assets	53,652	60,635		55,173
Non-current liabilities
Lease liabilities	(567)	(647)		(962)
Deferred revenue	(706)	(831)		(27,270)
Financial liabilities on funding arrangements	0	0		(3,090)
Provisions for other liabilities and charges	(1,903)	(1,851)		(1,641)
Deferred tax liability	(1,643)	(1,675)		(2,379)
Non-current liabilities	(4,819)	(5,004)		(35,342)
Current liabilities
Trade and other payables	(6,757)	(8,733)		(8,825)
Lease liabilities	(358)	(358)		(324)
Deferred revenue and income	(2,445)	(3,374)		(13,834)
Contingent consideration	(629)	(629)		0
Current liabilities	(10,189)	(13,094)		(22,983)
Total liabilities	(15,008)	(18,098)		(58,325)
Net assets / (liabilities)	38,644	42,537		(3,152)
EQUITY
Share capital	1,605	1,604		736
Share premium account	92,806	92,806		60,237
Share-based payment reserve	1,010	1,148		6,743
Merger reserve	3,027	3,027		3,027
Special reserve	19,993	19,993		19,993
Currency translation reserve	59	56		37
Accumulated losses reserve	(79,856)	(76,097)		(93,925)
Total equity / (deficit)	£ 38,644	£ 42,537	[3]	£ (3,152)	[3]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’